Income Taxes (Details) - Schedule of reconciliation of the statutory rate to the effective tax rate (Parentheticals)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of reconciliation of the statutory rate to the effective tax rate [Abstract]
Loss before tax rate	21.00%	22.00%